CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Deficit) - USD ($)	Total	Total shareholders equity	Common shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non controlling Interest
Balance, shares at Dec. 31, 2016			5,000,000
Balance, amount at Dec. 31, 2016	$ 3,043,688	$ 3,043,688	$ 5,000	$ 1,643,527	$ 113,816	$ 1,493,231	$ (211,886)	$ 0
Statement [Line Items]
Acquisition of minority interest in China Liberal Beijing	453,669	0	0	0	0	0	0	453,669
Appropriation to statutory reserve	0	0	0	0	87,652	(87,652)	0	0
Net income	874,806	869,006	0	0	0	869,006	0	5,800
Foreign currency translation adjustment	238,830	238,632	$ 0	0	0	0	238,632	198
Balance, shares at Dec. 31, 2017			5,000,000
Balance, amount at Dec. 31, 2017	4,610,993	4,151,326	$ 5,000	1,643,527	201,468	2,274,585	26,746	459,667
Statement [Line Items]
Appropriation to statutory reserve	0	0	0	0	92,690	(92,690)	0	0
Net income	924,440	842,661	0	0	0	842,661	0	81,779
Foreign currency translation adjustment	(283,854)	(260,983)	0	0	0	0	(260,983)	(22,871)
Capital restructuring	0	0	$ 0	2,935,589	0	(2,935,589)	0	0
Balance, shares at Dec. 31, 2018			5,000,000
Balance, amount at Dec. 31, 2018	5,251,579	4,733,004	$ 5,000	4,579,116	294,158	88,967	(234,237)	518,575
Statement [Line Items]
Appropriation to statutory reserve	0	0	0	0	85,794	(85,794)	0	0
Net income	437,904	437,904	0	0	0	437,904	0	0
Foreign currency translation adjustment	(55,839)	(78,171)	0	0	0	0	(78,171)	22,332
Acquisition of 8.8228% non-controlling interest	(453,669)	87,238	$ 0	0	0	87,238	0	(540,907)
Balance, shares at Dec. 31, 2019			5,000,000
Balance, amount at Dec. 31, 2019	$ 5,179,975	$ 5,179,975	$ 5,000	$ 4,579,116	$ 379,952	$ 528,315	$ (312,408)	$ 0